EVENTS AFTER THE REPORTING YEAR	12 Months Ended
Dec. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS AFTER THE REPORTING YEAR	EVENTS AFTER THE REPORTING YEAR
On January 15, 2026, the Certificate of Dissolution of Abliva Inc., a wholly owned subsidiary of the Group, was filed with the Secretary of State of the State of Delaware. The filing confirms that Abliva Inc. was duly dissolved in accordance with Section 275 of the Delaware General Corporation Law. The subsidiary was non‑operational, and its dissolution has no material impact on the Company’s financial position, results of operations, cash flows, or internal organization.
The Board of Directors did not identify any other events after the reporting period affecting the 2025 financial statements.